Income Taxes (Status of Years under Audit or Open to Examination by Major Tax Jurisdictions) (Detail)	12 Months Ended
Mar. 31, 2016
Japan [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2015 and forward
United States - Federal [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2010 and forward
United States - California [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2009 and forward
Thailand [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2010 and forward
United Kingdom [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2014 and forward